LOANS, FINANCING AND DEBENTURES - Debenture Issuance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Proceeds from issue of bonds, notes and debentures	R$ 8,032,447
7th Debenture Issuance, November 15, 2035
LOANS, FINANCING AND DEBENTURES
Interest rate	0.85%
Proceeds from issue of bonds, notes and debentures	R$ 1,000,000
7th Debenture Issuance – Series 1, July 15, 2032
LOANS, FINANCING AND DEBENTURES
Interest rate	0.49%
Proceeds from issue of bonds, notes and debentures	R$ 338,451
7th Debenture Issuance – Series 2, July 15, 2032
LOANS, FINANCING AND DEBENTURES
Interest rate	0.57%
Proceeds from issue of bonds, notes and debentures	R$ 661,549
7th Debenture Issuance – Series 3, July 15, 2035
LOANS, FINANCING AND DEBENTURES
Interest rate	0.58%
Proceeds from issue of bonds, notes and debentures	R$ 1,000,000
8th Debenture Issuance, September 15, 2035
LOANS, FINANCING AND DEBENTURES
Interest rate	1.08%
Proceeds from issue of bonds, notes and debentures	R$ 700,000
9th Debenture Issuance, November 15, 2032
LOANS, FINANCING AND DEBENTURES
Interest rate	0.65%
Proceeds from issue of bonds, notes and debentures	R$ 2,000,000
Foreign‑Currency Loan, February 27, 2026
LOANS, FINANCING AND DEBENTURES
Interest rate	0.44%
Proceeds from issue of bonds, notes and debentures	R$ 500,000
Foreign‑Currency Loan, August 16, 2027
LOANS, FINANCING AND DEBENTURES
Interest rate	0.79%
Proceeds from issue of bonds, notes and debentures	R$ 400,000
Foreign‑Currency Loan, August 11, 2026
LOANS, FINANCING AND DEBENTURES
Interest rate	0.50%
Proceeds from issue of bonds, notes and debentures	R$ 350,000
Foreign‑Currency Loan, December 4, 2027
LOANS, FINANCING AND DEBENTURES
Interest rate	0.20%
Proceeds from issue of bonds, notes and debentures	R$ 215,040
Foreign‑Currency Loan, December 4, 2026
LOANS, FINANCING AND DEBENTURES
Interest rate	0.50%
Proceeds from issue of bonds, notes and debentures	R$ 322,560
Foreign‑Currency Loan, December 16, 2027
LOANS, FINANCING AND DEBENTURES
Interest rate	0.50%
Proceeds from issue of bonds, notes and debentures	R$ 216,760
Foreign‑Currency Loan, December 21, 2026
LOANS, FINANCING AND DEBENTURES
Interest rate	0.20%
Proceeds from issue of bonds, notes and debentures	R$ 245,000
Commercial Note, September 1, 2030
LOANS, FINANCING AND DEBENTURES
Interest rate	1.45%
Proceeds from issue of bonds, notes and debentures	R$ 83,087